PROSPECTUS SUPPLEMENT                                           66208  10/00
dated October  16, 2000 to:

Putnam Asia Pacific Growth Fund (the "fund")
Prospectus dated January 30, 2000

In the section entitled "Who manages the fund?" the second paragraph is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

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Manager                  Since     Experience
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Paul C. Warren           1997      1997 - Present         Putnam Management
Managing Director                  Prior to May 1997      IDS Fund Management
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Carmel Peters            1998      1997 - Present         Putnam Management
Senior Vice President              Prior to May 1997      Wheelock Natwest
                                                          Investment Management
                                   Prior to Feb. 1996     Rothschild Management
                                                          Asia Pacific
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Simon Davis              2000      Sept. 2000 - Present   Putnam Management
Senior Vice President              Prior to Sept. 2000    Deutsche Asset
                                                          Management
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